Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 81,025	¥ 107,058
Deferred tax assets (Non-current investments and other assets)	229,440	261,434
Other current liabilities	(55)	(47)
Other long-term liabilities	(8,989)	(10,187)
Net deferred tax assets	¥ 301,421	¥ 358,258